Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	Year ended December 31,
(In thousands, except per share amounts)	2010	2011	2012

Numerator:

Net income (loss)	($8,975)	($8,774)	($3,228)

Denominator:
Weighted average shares outstanding used for basic earnings (loss) per share	24,411,158	24,668,579	25,135,416
Effect of dilutive securities:
Stock-options and warrants	-	-	-
Weighted average shares outstanding and dilutive securities used for diluted earnings (loss) per share	24,411,158	24,668,579	25,135,416

Basic earnings (loss) per share	($0.37)	($0.36)	($0.13)
Diluted earnings (loss) per share	($0.37)	($0.36)	($0.13)